14. Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	R$ 44,626,255		R$ 39,668,263
Accumulated amortization	(12,300,808)		(10,655,803)
Net	32,325,447	[1]	29,012,460		R$ 33,466,132	R$ 31,246,788
Concession agreements - equity value
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	2,066,459		5,465,206
Accumulated amortization	(571,606)		(1,391,862)
Net	1,494,853	[1]	4,073,344	[1]	7,141,614	7,482,955
Concession agreements - economic value
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	1,334,531		1,948,255
Accumulated amortization	(621,679)		(716,246)
Net	712,852	[1]	1,232,009		1,433,937	1,381,652
Program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	19,413,768		12,710,937
Accumulated amortization	(5,594,068)		(3,933,008)
Net	13,819,700	[1]	8,777,929	[1]	7,595,066	6,576,021
Program contracts - commitments
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	1,651,434		1,320,106
Accumulated amortization	(286,559)		(240,555)
Net	1,364,875	[1]	1,079,551		910,375	823,216
Services contracts - São Paulo
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	19,217,091		17,474,797
Accumulated amortization	(4,826,328)		(4,083,345)
Net	14,390,763	[1]	13,391,452		15,917,015	14,552,707
Software license
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	829,739		748,962
Accumulated amortization	(358,033)		(290,787)
Net	471,706	[1]	458,175		R$ 468,125	R$ 430,237
Right of use
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	113,233		0
Accumulated amortization	R$ (42,535)		R$ 0

[1]	As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 - R$ R$ 98,077 recognized as concession agreements - equity value and R$ 217,640 recognized as program contracts).